Net interest income	12 Months Ended
Dec. 31, 2023
Disclosure of interest income (expense) [Abstract]
Net interest income
Note 5: Net interest income

	2023 £m	2022[1] £m	2021[1] £m
Interest income:
Loans and advances to banks	4,172	1,208	104
Loans and advances to customers	20,419	14,465	12,556
Reverse repurchase agreements	2,044	857	77
Debt securities	559	168	80
Financial assets held at amortised cost	27,194	16,698	12,817
Financial assets at fair value through other comprehensive income	857	947	441
Total interest income[2]	28,051	17,645	13,258
Interest expense:
Deposits from banks	(213)	(148)	(74)
Customer deposits	(7,148)	(1,387)	(426)
Repurchase agreements at amortised cost	(2,397)	(842)	(22)
Debt securities in issue at amortised cost[3]	(4,253)	(1,636)	(900)
Lease liabilities	(30)	(29)	(32)
Subordinated liabilities	(712)	(681)	(932)
Total interest expense	(14,753)	(4,723)	(2,386)
Net interest income	13,298	12,922	10,872
1    Restated for presentational changes; see note 1.
2    Includes £923 million (2022: £724 million; 2021: £748 million) in respect of finance lease receivables.
3    The impact of the Group’s hedging arrangements is included on this line.
Net interest income includes a debit of £1,838 million (2022: debit of £43 million; 2021: credit of £621 million) transferred from the cash flow hedging reserve (see note 43).